DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - Sep. 30, 2024 € in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions	USD ($)	EUR (€)	GBP (£)	SEK (kr)	CAD ($)	CLP ($)
Foreign currency forward contracts:
Derivative [Line Items]
Notional amount	$ 45.3	€ 148.6	£ 14.7	kr 29.5	$ 3.9	$ 7,500.0
Interest rate swap contracts:
Derivative [Line Items]
Notional amount	$ 695.0